Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 NZD ($)	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of reportable segment | Segment	2
Total revenues	$ 653,564	$ 610,299	$ 693,927
Cash and cash equivalents	53,486	71,212
Restricted cash	1,500	31,300
Cash, cash equivalents, and restricted cash	55,010	102,525	78,462		$ 44,456
Accounts receivable	61,073	55,445
Allowance for doubtful accounts	6,300	8,800
Interest costs capitalized	900	800	1,100
Advertising costs	19,700	16,800	18,600
Defined contribution plan contributions by the company	100	100	100
Deferred Tax Assets, Valuation Allowance	89,155	49,706
Deferred Tax Assets, Gross	154,428	132,875
Impairment, Long-Lived Asset, Held-for-Use	113,844
Impairment of Intangible Assets, Finite-lived	18,800
Income Tax Expense (Benefit)	10,542	23,092	(40,796)
Deferred Implementation Cost [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred implementation costs	9,700	5,600
Amortization of Deferred Charges	2,000	0	0
Property and equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment, Long-Lived Asset, Held-for-Use	42,200
Operating lease right of use assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of Leasehold	48,500
License costs and other intangible assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of Intangible Assets, Finite-lived	18,800
New Zealand
Summary Of Significant Accounting Policies [Line Items]
Total revenues	528,616	458,858	486,380
Bolivia
Summary Of Significant Accounting Policies [Line Items]
Total revenues	124,631	151,001	206,804
Deferred Tax Assets, Valuation Allowance	$ 58,000
Buildings
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum | Wireless communication systems
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	20 years
Maximum | Furniture, equipment, vehicles and software
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	17 years
Minimum | Wireless communication systems
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	2 years
Minimum | Furniture, equipment, vehicles and software
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	2 years
2degrees
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 36,400	30,200
2degrees | New Zealand | New Zealand 2023 Senior Facilities Agreement
Summary Of Significant Accounting Policies [Line Items]
Borrowing capacity	194,800			$ 285
Consolidated Subsidiaries
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	52,800	64,500
Nueva Tel
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	16,400	33,900
Cash, cash equivalents, and restricted cash	17,500
Nueva Tel | Asset general impairment [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred Tax Assets, Valuation Allowance	28,500
Deferred Tax Assets, Gross	28,500
Income Tax Expense (Benefit)	$ 5,200
2degrees | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage	73.20%			73.20%
Nueva Tel | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage	71.50%			71.50%
Other current liabilities and accrued expenses | Warrants
Summary Of Significant Accounting Policies [Line Items]
Warrant liability	$ 100	200	100
Other Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Other Asset Impairment Charges	4,300
Fixed broadband service revenues [Member] | Revenue Reclassification [Member]
Summary Of Significant Accounting Policies [Line Items]
Total revenues	$ 5,100	3,100	$ 1,500
Service contracts | Maximum
Summary Of Significant Accounting Policies [Line Items]
Service Contract Term	3 years
License costs | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	20 years
License costs | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	7 years
Subscriber relationships
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	7 years
Local Interconnection And Telecom Cooperative
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable	$ 14,900	$ 10,700
Equipment Installment Plan Receivables | Bolivia
Summary Of Significant Accounting Policies [Line Items]
Installment period for handsets bought using an EIP	18 months
Equipment Installment Plan Receivables | Maximum | New Zealand
Summary Of Significant Accounting Policies [Line Items]
Installment period for handsets bought using an EIP	36 months